Cash and cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 270,166	$ 240,378
Restricted cash	29,623	8,797
Total cash and cash equivalents and restricted cash	$ 299,789	$ 249,175	$ 175,098	$ 169,446